BORROWINGS - Medium Term Notes and Hybrid Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Medium term notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 3,008			$ 2,660
Borrowings, interest rate	4.40%	4.40%		4.30%
Hybrid notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 139	$ 200		$ 0
Borrowings, interest rate	5.45%	5.45%		0.00%
Series 17 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 348	$ 500		$ 0
Borrowings, interest rate	5.32%	5.32%		0.00%
Series 18 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 209		$ 300	$ 0
Borrowings, interest rate	5.00%	5.00%	4.96%	0.00%